United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2011

Date of Reporting Period: Quarter ended 07/31/2011

Item 1. Schedule of Investments

Federated MDT Stock Trust

Portfolio of Investments

July 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.2%
		Basic Industries – 0.7%
17,871		International Paper Co.	530,769
11,432		PPG Industries, Inc.	962,574
		TOTAL	1,493,343
		Capital Goods – 3.9%
31,371		General Electric Co.	561,855
83,303		Northrop Grumman Corp.	5,040,665
51,751		Raytheon Co.	2,314,822
23,920	[1]	Terex Corp.	531,263
		TOTAL	8,448,605
		Consumer Cyclicals – 10.5%
55,359		CVS Caremark Corp.	2,012,299
40,533		Dillards, Inc., Class A	2,280,386
26,632		Kohl's Corp.	1,457,037
386,527		Lowe's Cos., Inc.	8,341,253
198,647		Penney (J.C.) Co., Inc.	6,110,382
43,291		RadioShack Corp.	602,611
10,202	[1]	Sears Holdings Corp.	710,773
7,965		V.F. Corp.	930,312
		TOTAL	22,445,053
		Consumer Durables – 1.0%
7,381	[1]	AutoZone, Inc.	2,106,906
		Consumer Staples – 8.5%
282,766		Archer-Daniels-Midland Co.	8,590,431
23,858		Dr. Pepper Snapple Group, Inc.	900,878
308,025		Safeway Inc.	6,212,865
91,603	[1]	Smithfield Foods, Inc.	2,017,098
15,736		Sysco Corp.	481,364
		TOTAL	18,202,636
		Energy – 19.0%
148,577		ConocoPhillips	10,696,058
109,352		Hess Corp.	7,497,173
331,092	[1]	NRG Energy, Inc.	8,118,376
46,713	[1]	Seacor Holdings, Inc.	4,688,117
39,014	[1]	Tesoro Petroleum Corp.	947,650
346,481		Valero Energy Corp.	8,703,603
		TOTAL	40,650,977
		Financial Services – 30.2%
7,581		American Financial Group, Inc.	257,602
194,631		Ameriprise Financial, Inc.	10,529,537
84,122		Assurant, Inc.	2,996,426
167,745		Bank of America Corp.	1,628,804
69,953		Comerica, Inc.	2,240,595
66,135		Endurance Specialty Holdings Ltd.	2,694,340
47,448		Fifth Third Bancorp	600,217
4,120		Hartford Financial Services Group, Inc.	96,490
261,784		JPMorgan Chase & Co.	10,589,163
137,956		PNC Financial Services Group	7,489,631

Shares			Value
157,265		Prudential Financial, Inc.	9,228,310
155,095		SunTrust Banks, Inc.	3,798,277
190,803		The Travelers Cos., Inc.	10,518,969
70,706		Wells Fargo & Co.	1,975,526
		TOTAL	64,643,887
		Health Care – 7.7%
78,407		Aetna, Inc.	3,253,106
91,178		Bristol-Myers Squibb Co.	2,613,162
26,575		Eli Lilly & Co.	1,017,823
8,932		Quest Diagnostics, Inc.	482,417
92,508		UnitedHealth Group, Inc.	4,591,172
67,496		Wellpoint, Inc.	4,559,355
		TOTAL	16,517,035
		Information Technology – 8.3%
554	[1]	Arrow Electronics, Inc.	19,251
23,271	[1]	Avnet, Inc.	681,840
28,292		Hewlett-Packard Co.	994,747
261,947	[1]	Ingram Micro, Inc., Class A	4,859,117
34,881	[1]	International Rectifier Corp.	896,093
39,362	[1]	MEMC Electronic Materials, Inc.	292,066
76,267	[1]	Micron Technology, Inc.	562,088
38,917		Motorola, Inc.	1,746,984
102,481	[1]	Tech Data Corp.	4,782,788
210,457	[1]	Vishay Intertechnology, Inc.	2,897,993
		TOTAL	17,732,967
		Public Utilities – 6.5%
160,442		Entergy Corp.	10,717,525
89,975		Verizon Communications, Inc.	3,175,218
		TOTAL	13,892,743
		Transportation – 1.2%
31,154		FedEx Corp.	2,706,660
		Utilities – 0.7%
54,756		Ameren Corp.	1,578,068
		TOTAL COMMON STOCKS (IDENTIFIED COST $204,402,314)	210,418,880
		MUTUAL FUND – 1.6%
$3,370,332	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	3,370,332
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $207,772,646)[4]	213,789,212
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[5]	396,364
		TOTAL NET ASSETS — 100%	$214,185,575
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At July 31, 2011, the cost of investments for federal tax purposes was $207,772,646. The net unrealized appreciation from investments was $6,016,566. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,399,013 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,382,447.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security; information obtained by contacting the issuer; analysis of the issuer's financial statements or other available documents; fundamental analytical data; the nature and duration of restrictions on disposition; the movement of the market in which the security is normally traded; and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of July 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 21, 2011